Income Taxes - provision (benefit) for income taxes (Details) - USD ($)	3 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019
Current
Federal			$ 170,647		$ 208,612
State			39,818		0
Federal			(99,629)		0
State			(23,247)		0
Change in valuation allowance		$ 0	(122,876)		0
Income tax provision	$ 152,069	$ 208,612	$ 210,465		$ 208,612
Blade Urban Air Mobility [Member]
Current
Federal				$ 2,048,000		$ 2,196,000
State				500,000		969,000
Total deferred before valuation allowance				2,548,000		3,165,000
Change in valuation allowance				$ (2,548,000)		$ (3,165,000)